Related-Party Transactions Disclosure: Schedule of Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Oct. 31, 2020	Jan. 31, 2020
Tables/Schedules
Schedule of Related Party Transactions

	October 31, 2020	January 31, 2020

Due to a company owned by an officer (a)	$8,485	$110
Due to a company controlled by directors (a)	9,671	7,172
Due to the Chief Executive Officer (“CEO”) (a), (b)	13,703	-
Due to the Chief Financial Officer (“CFO”) (a), (b)	4,379	-
Due to a major shareholder (a), (b)	2,500	-
Total due to related parties	$38,738	$7,282

	January 31, 2020	January 31, 2019

Due to a company owned by an officer (a)	$110	$25
Due to a company controlled by directors (b)	7,172	1,824
Total due to related parties	$7,282	$1,849